United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated Bond Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--68.8%
		Basic Industry - Chemicals--1.6%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,146,634
1,530,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,569,008
2,600,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,530,812
1,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	750,500
2,500,000		Praxair, Inc., 4.625%, 3/30/2015	2,567,392
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,038,682
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,294,660
		TOTAL	13,897,688
		Basic Industry - Metals & Mining--2.8%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,621,285
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,054,967
3,760,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	3,761,549
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	4,619,855
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	2,410,625
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,728,272
2,810,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	2,563,275
2,810,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,481,138
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,841,219
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,280,176
		TOTAL	24,362,361
		Basic Industry - Paper--0.8%
1,330,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,148,176
2,850,000	[4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	21,375
4,500,000		Westvaco Corp., 7.65%, 3/15/2027	3,739,176
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,445,531
		TOTAL	7,354,258
		Capital Goods - Aerospace & Defense--0.5%
3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,318,861
1,210,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	1,223,622
		TOTAL	4,542,483
		Capital Goods - Building Materials--0.5%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	4,535,191
		Capital Goods - Diversified Manufacturing--2.9%
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	2,940,000
2,065,000		Dover Corp., Note, 5.45%, 3/15/2018	2,074,835
1,100,000		Emerson Electric Co., 4.875%, 10/15/2019	1,076,547
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,029,469
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	2,540,164
1,580,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,583,501
1,910,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,748,727
2,770,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,752,039
2,630,000		Textron Financial Corp., 5.40%, 4/28/2013	1,615,594
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	515,963
2,765,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	2,875,451
4,230,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,666,462
		TOTAL	25,418,752
		Capital Goods - Environmental--0.3%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	348,314
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	596,106
1,275,000		Waste Management, Inc., 7.375%, 3/11/2019	1,276,965
		TOTAL	2,221,385
		Communications - Media & Cable--2.6%
900,000		Comcast Corp., 7.05%, 3/15/2033	828,685
4,700,000		Comcast Corp., 7.125%, 6/15/2013	4,965,503
5,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,302,200
4,630,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	4,591,390
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	4,530,809
2,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,016,137
		TOTAL	22,234,724
		Communications - Media Noncable--1.0%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	621,410
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	5,271,800
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	528,694
2,590,000		News America, Inc., 6.65%, 11/15/2037	2,117,796
		TOTAL	8,539,700
		Communications - Telecom Wireless--1.6%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	7,160,446
3,100,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	2,951,200
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	812,886
2,960,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	2,874,992
		TOTAL	13,799,524
		Communications - Telecom Wirelines--3.1%
1,000,000		AT&T, Inc., 6.70%, 11/15/2013	1,067,995
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	3,823,422
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	1,925,700
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	4,336,300
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	3,865,223
1,390,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	1,434,709
5,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	5,160,268
4,931,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	5,234,962
		TOTAL	26,848,579
		Consumer Cyclical - Automotive--2.1%
3,560,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	3,337,149
2,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,302,228
7,740,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	7,453,751
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	220,500
4,800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,673,678
		TOTAL	17,987,306
		Consumer Cyclical - Entertainment--0.7%
4,020,000		International Speedway Corp., 4.20%, 4/15/2009	4,013,322
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,495,647
		TOTAL	6,508,969
		Consumer Cyclical - Lodging--0.1%
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	742,501
		Consumer Cyclical - Retailers--1.4%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,122,924
1,934,303	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,360,517
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	521,202
4,350,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,255,939
2,180,000		Costco Wholesale Corp., 5.30%, 3/15/2012	2,303,650
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	633,766
1,160,000		Target Corp., Note, 5.875%, 7/15/2016	1,165,524
		TOTAL	12,363,522
		Consumer Cyclical - Services--1.1%
7,475,000		Boston University, 7.625%, 7/15/2097	9,207,092
		Consumer Non-Cyclical - Food/Beverage--2.0%
3,400,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	3,873,394
2,550,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	2,641,375
1,270,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,248,543
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,459,060
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,108,471
740,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	795,453
920,000		PepsiCo, Inc., 4.65%, 2/15/2013	969,849
3,220,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	2,877,590
		TOTAL	16,973,735
		Consumer Non-Cyclical - Health Care--1.3%
2,200,000		Anthem, Inc., 6.80%, 8/1/2012	2,258,868
1,530,000		Baxter International, Inc., 6.25%, 12/1/2037	1,593,181
1,960,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,984,028
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,583,467
4,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	3,866,341
		TOTAL	11,285,885
		Consumer Non-Cyclical - Pharmaceuticals--0.4%
3,660,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,601,766
		Consumer Non-Cyclical - Products--0.6%
500,000		Philips Electronics NV, 4.625%, 3/11/2013	494,594
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	1,889,401
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	2,479,304
		TOTAL	4,863,299
		Consumer Non-Cyclical - Supermarkets--0.1%
1,310,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,332,241
		Consumer Non-Cyclical - Tobacco--0.7%
2,800,000		Altria Group, Inc., 9.25%, 8/6/2019	2,860,550
2,910,000		Philip Morris International, Inc., 5.65%, 5/16/2018	2,842,331
		TOTAL	5,702,881
		Energy - Independent--1.8%
2,365,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	2,110,046
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	409,530
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	4,200,421
1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,102,500
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	454,008
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,583,687
1,267,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,262,890
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	373,239
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	699,813
1,135,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	1,093,000
		TOTAL	15,289,134
		Energy - Integrated--1.6%
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	4,364,404
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	413,829
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	2,937,042
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	168,781
1,983,492	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,895,152
4,150,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	4,235,039
		TOTAL	14,014,247
		Energy - Oil Field Services--0.6%
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,691,457
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	212,908
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	84,631
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	1,983,384
		TOTAL	4,972,380
		Energy - Refining--0.2%
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,408,977
		Financial Institution – Banking--10.8%
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,384,859
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,187,500
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,899,175
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	5,585,627
2,876,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	726,823
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,331,609
4,720,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	4,784,168
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,818,094
2,200,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,174,392
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,396,206
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,664,020
1,500,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,499,938
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	864,935
13,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	12,398,673
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,761,406
5,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	4,695,564
1,790,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	1,798,215
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,047,887
4,020,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	4,097,694
2,520,000		Popular North America, Inc., 5.65%, 4/15/2009	2,512,322
10,511,111	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	4,322,905
3,870,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,653,816
1,700,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,511,131
5,580,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	5,483,715
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,419,919
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,019,645
500,000		Wachovia Corp., 5.75%, 2/1/2018	464,503
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,568,365
3,370,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	2,307,494
		TOTAL	93,380,600
		Financial Institution - Brokerage--5.7%
4,750,000	[3]	Bear Stearns & Co., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	4,906,977
8,060,000		Blackrock, Inc., 6.25%, 9/15/2017	7,793,806
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,290,853
4,255,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,890,971
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,374,405
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	194,144
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,302,902
8,140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	7,746,324
1,150,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	777,403
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	723,159
1,200,000	[4]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	162,000
1,500,000	[4]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	202,500
2,745,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	2,604,745
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	2,867,424
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,324,234
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,250,069
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	6,865,333
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	617,100
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	147,900
1,615,161	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,594,214
		TOTAL	49,636,463
		Financial Institution - Finance Noncaptive--2.5%
6,930,000		American Express Credit Corp., 5.875%, 5/2/2013	6,437,135
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	3,800,000
2,920,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.80%, 5/10/2017	588,106
2,010,000		General Electric Capital Corp., 5.625%, 5/1/2018	1,754,525
2,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	1,664,148
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	118,044
1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	183,324
3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,235,875
1,670,000		International Lease Finance Corp., 6.625%, 11/15/2013	1,088,673
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,424,935
		TOTAL	21,294,765
		Financial Institution - Insurance – Health--0.3%
810,000		Aetna US Healthcare, 5.75%, 6/15/2011	818,021
2,060,000		CIGNA Corp., 6.35%, 3/15/2018	1,790,496
		TOTAL	2,608,517
		Financial Institution - Insurance - Life--1.8%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	1,859,084
2,950,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	2,871,698
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,592,923
2,280,000		Prudential Financial, Inc., 5.15%, 1/15/2013	2,075,498
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,080,583
3,950,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3,928,039
		TOTAL	15,407,825
		Financial Institution - Insurance - P&C--2.3%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	2,746,819
3,170,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	2,852,081
540,000		CNA Financial Corp., 6.50%, 8/15/2016	394,998
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,248,673
770,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	749,559
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,368,933
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	3,215,716
2,890,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,868,801
1,220,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	692,435
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	255,240
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	879,954
5,610,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,594,625
		TOTAL	19,867,834
		Financial Institution - REITs--0.7%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	991,340
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,113,977
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,166,485
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	384,547
2,330,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	2,123,578
		TOTAL	5,779,927
		Municipal Services--0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,210,322
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,002,590
		TOTAL	3,212,912
		Sovereign--0.5%
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,971,826
		Technology--2.2%
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,242,585
1,780,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,837,217
1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,010,933
3,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	2,781,099
6,175,000		Harris Corp., 5.95%, 12/1/2017	5,413,287
1,500,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,496,483
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,139,914
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,840,187
2,650,000		Oracle Corp., 6.50%, 4/15/2038	2,617,772
		TOTAL	19,379,477
		Transportation - Airlines--0.3%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	685,616
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	1,536,272
		TOTAL	2,221,888
		Transportation - Railroads--1.3%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,143,934
2,090,241		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,190,938
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,502,534
700,000	[1,2]	Norfolk Southern Corp., 5.75%, 1/15/2016	695,408
655,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	686,999
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	982,613
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,367,463
		TOTAL	11,569,889
		Transportation - Services--0.2%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,024,280
		Utility – Electric--6.1%
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,174,113
4,670,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	4,486,546
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,143,082
1,310,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,322,444
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,283,522
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	1,741,155
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,687,701
1,480,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	1,592,173
2,540,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	2,681,663
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,291,625
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	341,724
1,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	1,031,153
3,850,200	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	3,538,803
5,350,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	4,819,182
1,460,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,375,618
2,930,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	3,012,578
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,267,037
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,037,513
1,670,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,668,618
1,410,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,402,151
2,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,964,482
2,940,000		Union Electric Co., 6.00%, 4/1/2018	2,758,516
1,260,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	1,297,700
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,818,514
		TOTAL	52,737,613
		Utility - Natural Gas Distributor--1.0%
7,395,000		Atmos Energy Corp., 4.00%, 10/15/2009	7,406,393
1,690,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,596,644
		TOTAL	9,003,037
		Utility - Natural Gas Pipelines--0.3%
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,706,272
		TOTAL CORPORATE BONDS (IDENTIFIED COST $688,593,672)	594,811,705
		CORPORATE NOTE--0.5%
		Communications - Telecom Wirelines--0.5%
4,595,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,135)	4,546,413
		MORTGAGE-BACKED SECURITIES--0.0%
11,415		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	11,924
13,007		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	13,583
3,548		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	3,706
7,013		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	7,404
7,106		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	7,442
10,578		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	11,377
11,421		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	12,188
6,391		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	6,845
8,704		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	9,158
10,512		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	11,259
43,140		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	45,552
33,879		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	35,774
8,017		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	8,484
3,441		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	3,663
15,764		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	16,748
10,809		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	11,731
10,153		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	10,732
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $216,074)	227,570
		MUNICIPAL--0.3%
		Municipal Services--0.3%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by MBIA Insurance Corp.), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,293,221
		GOVERNMENTS/AGENCIES--1.6%
		Sovereign--1.6%
4,700,000		Brazil, Government of, 6.00%, 1/17/2017	4,582,500
6,500,000		United Mexican States, 6.625%, 3/3/2015	6,857,500
2,715,000		United Mexican States, 6.75%, 9/27/2034	2,524,950
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $14,062,461)	13,964,950
		COMMON STOCK--0.0%
		Utility - Electric--0.0%
113	[4]	NRG Energy, Inc. (IDENTIFIED COST $2,554)	2,136
		PREFERRED STOCKS--0.3%
		Financial Institution - Brokerage--0.0%
130,000	[4]	Lehman Brothers Holdings, Inc., Pfd.	780
		Financial Institution - REITs--0.3%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	2,267,200
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	2,267,980
		ASSET-BACKED SECURITY--0.0%
		Home Equity Loan--0.0%
278,949	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $278,819)	181,317
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
51,710	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.866%, 1/28/2027 (IDENTIFIED COST $106,033)	25,855
		U.S. TREASURY--3.3%
		Treasury Securities--3.3%
6,000,000	[5]	United States Treasury Bill, 0.15%, 4/30/2009	5,998,181
2,300,000	[5]	United States Treasury Bill, 0.99%, 5/15/2009	2,298,889
17,000,000	[6,7]	United States Treasury Bond, 4.50%, 5/15/2038	19,313,595
1,000,000		United States Treasury Note, 4.75%, 3/31/2011	1,077,470
		TOTAL U.S. TREASURY (IDENTIFIED COST $29,749,375)	28,688,135
		MUTUAL FUNDS—26.4%[8]
44,054,921		High Yield Bond Portfolio	207,498,676
20,355,174	[9,10]	Prime Value Obligations Fund, Institutional Shares, 1.32%	20,355,174
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $377,518,064)	227,853,850
		TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $1,126,451,907)[11]	874,863,132
		OTHER ASSETS AND LIABILITIES – NET—(1.2)%[12]	(10,183,777)
		TOTAL NET ASSETS—100%	$864,679,355

At February 28, 2009, the Fund had the following open swap contract:

Credit Default Swap Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2009[13]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Merrill Lynch, Pierce, Fenner & Smith	Series 10 High Yield CDX Index	Sell	5.00%	6/20/2013	5.28%	$24,250,000	$(6,098,711)	$(5,856,375)	$(242,336)

At February 28, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Notes 10-Year Long Futures	490	$ 58,815,313	June 2009	$(656,963)

Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities – Net.”

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $78,431,349, which represented 9.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2009, these liquid restricted securities amounted to $77,680,849, which represented 9.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999 – 5/27/1999	$1,443,791	$750,500
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
4	Non-income producing security.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2009, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$17,950,282	$19,137,000
8	Affiliated companies.
9	7-Day net yield.
10	All or a portion of this security is held as collateral for securities lending.
11
At February 28, 2009, the cost of investments for federal tax purposes was $1,128,805,114. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts and swap contracts was $253,941,982. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,205,159 and net unrealized depreciation from investments for those securities having an excess of cost over value of $259,147,141.

12	Assets, other than investments in securities, less liabilities.
13
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the term of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note:	The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$230,123,966	$ (656,963)
Level 2 – Other Significant Observable Inputs	644,739,166	(242,336)
Level 3 – Significant Unobservable Inputs	---	---
Total	$874,863,132	$ (899,299)

*Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
REIT	--Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Investment Series Funds, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009